ACQUISITION OF EMERGEN ENERGY LLC	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION OF EMERGEN ENERGY LLC

NOTE 6. ACQUISITION OF EMERGEN ENERGY LLC

On April 14, 2024, the Company, Emergen Energy LLC, a Delaware limited liability company (“Emergen”), Bridgelink Development, LLC, a Delaware limited liability company (“Bridgelink”) and C & C Johnson Holdings LLC, the sole member of Bridgelink (“C&C”) entered into a Membership Interest Purchase Agreement (the “MIPA”) (the “Acquisition”).

On April 24, 2024, the Company, Emergen, Bridgelink and C&C entered into Amendment No. 1 to the MIPA (the “Amendment”) to amend Section 2.02(b)(i) of the MIPA which provides that instead of expanding the Company’s Board of Directors (the “Board”) to five persons upon the closing of the Acquisition, the size of the Board will be expanded to four persons and name Cole Johnson to the Board as of the date of closing of the Acquisition. In addition, Amendment No. 1 requires the Company to expand the size of the Board to five persons, and thereafter to name to the Board two persons as named by the Company, two persons as named by Bridgelink, and one person jointly selected by the Company and Bridgelink, which person shall meet the requirements of being an “independent director” pursuant to the rules and regulations of the Nasdaq Stock Market.

On April 24, 2024 (the “Closing”) the Company completed the acquisition of Emergen pursuant to the MIPA whereby the Company issued 222,222,000 unregistered shares of its common stock to Emergen’s sole member, C&C, an entity controlled by Cole Johnson who became an executive officer and director of the Company following the Closing, in exchange for 100% of Emergen’s equity interests. Following the Closing, Mr. Johnson became the President of the Company’s BESS and Solar Divisions and a member of the Board. In addition, Emergen became a wholly-owned subsidiary of the Company with C&C’s ownership interest in the Company being approximately 31.3% based on 711,090,664 shares of the Company’s common stock outstanding after giving effect to the issuance of the shares of Common Stock pursuant to the MIPA.

Originally, in a letter agreement executed and disclosed in January 2024 the above acquisition was contingent upon the parties entering into a definitive agreement which would contain certain conditions to close, including a commitment for a capital investment or other financing transaction of not less than $50,000,000 (the “Capital Infusion”) prior to closing. This Capital Infusion condition was negotiated out of the acquisition definitive agreement.

Emergen holds a portfolio of battery energy storage system (“BESS”) projects identified in the MIPA with a cumulative storage capacity estimated at 1.965 gigawatts (GW) upon completion of the construction of such project (the “BESS Development Projects”) and rights to develop a portfolio of solar energy development projects with a cumulative capacity estimated at 3.840 GW upon completion of construction of such project (the “Solar Development Projects,” together with the BESS Development Projects, collectively, the “Development Projects”). Following the Closing, the Company agreed to take all commercially reasonable steps necessary to uplist the Company to the NASDAQ stock exchange.

From an accounting perspective, we treated the transaction as an acquisition of assets versus a business combination due to the lack of any operations. Also, the projects that were purchased in the acquisition were development stage and deemed to not be tangible assets under FASB 805-10-20 and have classified these as intangible assets with indefinite useful lives and are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate the assets may be impaired. To the extent that an intangible asset is successfully developed into a revenue-generating asset, it will become a component of property, plant and equipment. To the extent that an intangible asset is not successfully developed into a revenue-generating assets, it will be considered impaired and charged to operations at that time.. The Company valued the transaction at the value of $22,222,200, the value of the restricted stock ($0.10 closing price per share on April 24, 2024) issued as consideration for Emergen. Emergen had no liabilities associated with it at the time of the transaction.

The following agreements were entered into on the date of Closing as provided for in the MIPA:

Project Management Services Agreement

At the Closing, the Company and Emergen entered into a Project Management Services Agreement including amendment number one effective June 28, 2024 (the “PMSA”) with Energy Independent Partners LLC (“Energy Independent Partners”), an entity owned or controlled by Mr. Johnson. Pursuant to the terms of the PMSA, Energy Independent Partners is obligated to provide the following project management services in connection with the development and operation of each of the Development Projects (collectively, the “Services”): (i) assist as needed with qualifying the Development Projects for financing; (ii) assist as needed with obtaining all permits required for development of the Development Projects which have sufficient rights to use all necessary real property, and for which the applicable draft interconnection agreement has been received for the Development Projects (“RTB Status”); and (iii) if Emergen foregoes the development of a Development Project, Energy Independent Partners will assist the Company as needed with marketing the Development Project to a third party or develop and retain the Development Project outside of Emergen.

The term of the PMSA (the “Term”) commenced on the date of the Closing (the “Effective Date”) and terminates on the earlier to occur of (i) all of the Development Projects reaching RTB Status or being sold to a third party; and (ii) the mutual written agreement of the Parties to the PMSA to terminate the PMSA.

Payment for Service. The Issuer agreed to pay Energy Independent Partners the following fees for providing the Services:

BESS Development Fees. The sum of (i) $9,825,000 for prior actions of affiliates of Energy Independent Partners with respect to the BESS Development Projects (the “BESS Initial Fee”); and (ii) $0.03 per watt for each applicable BESS Development Project, subject to such BESS Development Project achieving RTB Status (as to each BESS Development Project, the “BESS RTB Fee”). The BESS Initial Fee and the BESS RTB Fees are referred to collectively as the “BESS Development Fees”.

Solar Development Fees. The sum of (i) $19,200,000 for prior actions of affiliates of Energy Independent Partners with respect to the Solar Development Projects (the “Solar Initial Fee”); and (ii) $0.03 per watt for each applicable Solar Development Project, subject to such Solar Development Project achieving RTB Status (as to each Solar Development Project, the “Solar RTB Fee”). The Solar Initial Fee and the Solar RTB Fees are referred to collectively as the “Solar Development Fees”.

Other Development Fees. For each other renewable energy development asset held by the Company, which are neither BESS Development Projects nor Solar Development Projects, located in the United States in which the Company engages during the term of the PMSA (the “Other Development Projects”), the Company shall pay Energy Independent Partners the higher of either (a) fifty percent (50%) of the gross margin or (b) $0.02 per watt in cash, subject to such Other Development Project achieving RTB Status (the “Other Development Fees”).

Timing of Payment of Fees

The BESS Initial Fee and the Solar Initial Fee shall be due and payable upon (i) Bitech, or any of its Affiliates, receiving project related financing, and (ii) when the “Redbird BESS” project, identified in Exhibit A, has achieved land agreements, which shall include, but is not limited to, an option agreement, letter of intent, or lease agreement. Subject to (i) and (ii) herein and above, the BESS Initial Fee shall equate to $9,825,000 and the Solar Initial Fee shall equate to $19,200,000, which totals $29,025,000, which the total shall be paid in three (3) equal portions to EIP per any three (3) BESS Projects achieving land agreements, which shall include, but is not limited to, an option agreement, letter of intent, or lease agreement. Upon the sale of any of the BESS Projects or Solar Projects the appropriate portion of the BESS Initial Fee or the Solar Initial Fee that is paid to EIP shall be deducted from the amount still due proportionately among the BESS Projects or Solar Projects not yet accepted by the financing party for Development Fees.

Acceleration of Payment Clause: Within ninety (90) days (i) of the effective date of a Change of Control or (ii) the removal of Cole W. Johnson as an employee or consultant to Emergen and/or the head of the BESS and Solar Division of Bitech, any remaining BESS Initial Fee and Solar Initial Fee shall become due and payable. A “Change of Control” shall be deemed to have occurred if, after the Effective Date, (x) the beneficial ownership (as defined in Rule 13d-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) of securities representing more than 50% of the combined voting power of the Company is acquired by any “person” as defined in sections 13(d) and 14(d) of the Exchange Act (other than the Company, any subsidiary of the Company, or any trustee or other fiduciary holding securities under an employee benefit plan of the Company); (y) the merger or consolidation of the Company with or into another corporation where the shareholders of the Company, immediately prior to the consolidation or merger, would not, immediately after the consolidation or merger, beneficially own (as such term is defined in Rule 13d-3 under the Exchange Act), directly or indirectly, shares representing in the aggregate 50% or more of the combined voting power of the securities of the corporation issuing cash or securities in the consolidation or merger (or of its ultimate parent corporation, if any) in substantially the same proportion as their ownership of the Company immediately prior to such merger or consolidation; or (z) the sale or other disposition of all or substantially all of the Company’s assets to an entity, other than a sale or disposition by the Company of all or substantially all of the Company’s assets to an entity, at least 50% of the combined voting power of the voting securities of which are owned directly or indirectly by shareholders of the Company, immediately prior to the sale or disposition, in substantially the same proportion as their ownership of the Company immediately prior to such sale or disposition.

If any Development Projects pursuant to the Agreement are sold by Emergen to a third-party then EIP would be due the lesser of: (i) any unpaid Initial Fee and Development Fee or (ii) 62.5% of the proceeds less any Initial Fees previously paid.

Subject to the requirements as set forth in the PMSA, the BESS RTB Fees shall be payable at the time that Bitech has obtained project financing with respect to the applicable BESS Development Project to be able to pay such BESS RTB Fees. Subject to the requirements as set forth in the PMSA, the Solar RTB Fees shall be payable at the time that Bitech has obtained project financing with respect to the applicable Solar Development Project to be able to pay such Solar RTB Fees.

Payment for Sale of Development Projects. In the event the Company decides not to proceed with any Development Project(s), the Company may elect to sell such Development Project(s) to one or more third parties. In such event, the Company and Energy Independent Partners agree to a sales price for the applicable Development Project being sold, and provided that the parties to the PMSA agree that any sale agreement for such Development Projects shall provide that the buyer thereof shall remain obligated to pay to Energy Independent Partners the BESS Development Fees and/or the Soler Development Fee(s), as applicable, to the extent not already paid by the Company hereunder, unless otherwise agreed upon by the Company and Energy Independent Partners.

Termination. The PMSA may be terminated at any time prior to the expiration of its term: (a) by the mutual written consent of the parties; (b) by the Company if Energy Independent Partners has violated or breached any of the covenants or agreements of Energy Independent Partners set forth therein, or any of the representations or warranties of Energy Independent Partners set forth in the PMSA has become inaccurate or untrue, which violation, breach, inaccuracy or untruth, if reasonable capable of cure, has not been cured by Energy Independent Partners, within 20 business days after receipt by Energy Independent Partners of written notice thereof from the Company; (c) by Energy Independent Partners if the Company or Emergen has violated or breached any of the covenants or agreements of the Company or Emergen set forth in the PMSA, or any of the representations or warranties of the Company or Emergen set forth in the PMSA has become inaccurate or untrue, which violation, breach, inaccuracy or untruth, if reasonable capable of cure, has not been cured by the Company or Emergen, within 20 business days after receipt by the Company of written notice thereof from Energy Independent Partners; or (d) by any party, if a court of competent jurisdiction or other governmental authority shall have issued an order or taken any other action permanently restraining, enjoining or otherwise prohibiting the Combination or the transactions contemplated by the PMSA and such order or action shall have become final and nonappealable. Any of the Parties has a right to seek specific performance of the other parties’ obligations under the PMSA in lieu of its right to terminate the agreement.

Indemnification. Subject to certain limitations provided for in the PMSA, each of the parties to the PMSA mutually agreed to indemnify and hold harmless each other and each of their affiliates and each of their respective members, managers, partners, directors, officers, employees, stockholders, attorneys and agents and permitted assignees to the fullest extent permitted by applicable law, against and in respect of any and all losses incurred or sustained by such party as a result of or in connection with (i) any breach, inaccuracy or nonfulfillment or the alleged breach, inaccuracy or nonfulfillment of any of the representations, warranties, covenants and agreements of the other party contained in the PMSA or in any of the additional agreements or any certificate or other writing delivered pursuant hereto; or (ii) any claim for brokerage commissions in connection with the transactions contemplated hereby as a result of the actions or agreements of the other party or any of their representatives.